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Roumell Opportunistic Value Fund
Summary
INVESTMENT OBJECTIVE
The Roumell Opportunistic Value Fund (the “Fund”) seeks capital appreciation and income.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Roumell Opportunistic Value Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 60 days of their issuance)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Roumell Opportunistic Value Fund Institutional Class
Management Fees	0.92%
Distribution and/or Service (12b‑1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	1.46%
Fee Waiver and/or Expense Reimbursement	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.28%
[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund’s Investment Advisor, Roumell Asset Management, LLC (the “Advisor”), has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund’s Total Annual Fund Operating Expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.23% of the average daily net assets of the Fund. This contractual arrangement is in effect through December 31, 2024, unless earlier terminated by the Board of Trustees of the Fund (the “Board” or the “Trustees”) for any reason at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Roumell Opportunistic Value Fund | Institutional Class | USD ($)	130	444	780	1,731

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Roumell Opportunistic Value Fund | Institutional Class | USD ($)	130	444	780	1,731

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the most recent fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 54.74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Advisor pursues long-term capital growth and income through opportunistic value investing. The Advisor seeks to own a basket of deeply researched securities that are out of favor, overlooked, or misunderstood by investors and, thus, able to be bought at a significant discount to the Advisor’s calculation of intrinsic value. The Advisor emphasizes conservatively financed securities. The Advisor believes this strategy will maximize the probability of above-average rates of return over time. The Advisor invests predominantly, but not exclusively, in companies that it considers to have strong balance sheets. The Advisor believes this approach may significantly reduce the risk of loss of capital. The companies in which the Advisor invests generally possess valuable assets that are believed not to be fully appreciated by other investors, tend to have substantial cash positions, and are typically unencumbered by significant liabilities. The Advisor is an opportunistic capital allocator with a deep value bias in selecting individual securities. The Advisor will wait until an investment situation is presented where, in its opinion, the odds of success are favorable relative to the risks. In the absence of such situations, the Fund will stay liquid and invested in cash and cash equivalents. The Advisor’s approach to opportunistic investing emphasizes purchasing securities at a meaningful, quantifiable discount to its calculation of intrinsic value taking into consideration the understandability of the business model, the safety of the capital structure, and the competency of the company’s management. Using this opportunistic strategy, however, may result in the Advisor finding many suitable investment opportunities for the Fund during certain periods but finding very few during other periods.
The Advisor believes that its strength lies in digging deeply into specific securities (primarily equity, but opportunistically in fixed income as well), assessing underlying value, and remaining highly disciplined about what it deems to be a reasonable price for those securities.
As a part of monitoring of the intrinsic value of the Fund’s portfolio securities, the Advisor may engage in shareholder activism such as shareholder proposals and proxies on behalf of the Fund when the Advisor determines that such intervention is needed to ensure maximization of the value of the Fund’s investment in a portfolio company.
The Fund’s portfolio will primarily consist of: (i) domestic and foreign equity securities (common stock, preferred stock, warrants, and securities convertible into common stocks); (ii) domestic and foreign fixed income securities consisting of government and corporate debt securities, “junk” bonds, municipal securities, and real estate investment trusts (“REITs”); and (iii) interest-bearing instruments consisting of treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments, and money market funds (collectively referred to as cash and cash equivalents).  These securities may include illiquid securities with up to 15% of the Fund’s assets.
The Fund may invest in these securities directly or indirectly through investments in other investment companies. The Fund will primarily invest in domestic equity; however, there is no predetermined allocation of the Fund’s assets among equity securities, fixed income securities, and cash and cash equivalents. The Advisor will allocate the Fund’s assets as it deems appropriate in accordance with the Fund’s investment objective and investment strategy. The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.
The Fund is not limited in its investments by market capitalization or sector criteria, though it focuses on small and micro-cap equities. The Fund may invest in fixed income securities of variable terms, any maturity, and any credit quality determined by the major credit rating agencies, including junk bonds, bonds of issuers in default, and unrated bonds deemed by the Advisor to be of comparable quality. The portion of the Fund’s portfolio allocated to fixed income securities does not have an established average duration. REITs in which the Fund invests may include equity REITs, mortgage REITs, and hybrid REITs. The Fund’s portfolio securities may be focused on particular sectors from time to time. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index and supplemental indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.roumellfund.com.

Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 28.86% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was -29.26% (quarter ended March 31, 2020). The Fund’s year-to-date return as of September 30, 2023, was 15.79%.

Average Annual Total Returns
Periods Ended December 31, 2022 (returns with maximum sales charge)
Average Annual Returns - Roumell Opportunistic Value Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Institutional Class	Roumell Opportunistic Value Fund Return Before Taxes	(36.67%)		none		1.55%		1.27%		Dec. 31, 2010
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	(36.67%)		(5.16%)		(1.63%)		(1.43%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	(21.71%)		(1.10%)		0.53%		0.40%
S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	S&P 500 Total Return Index (reflects no deductions for fees, expenses, or taxes)	(18.11%)	[1]	9.42%	[1]	12.56%	[1]	10.42%	[1]	Dec. 31, 2010
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	(14.48%)		4.12%		8.47%		12.08%		Dec. 31, 2010
Bloomberg Capital U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	Bloomberg Capital U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	(13.58%)		0.21%		1.16%		6.53%		Dec. 31, 2010
Benchmark of 60% Russell 2000 Value Index and 40% Bloomberg Capital U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	Benchmark of 60% Russell 2000 Value Index and 40% Bloomberg Capital U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)	(13.51%)		3.56%		6.18%		6.04%		Dec. 31, 2010
[1]	The Fund’s primary benchmark was changed from the Russell 2000 Value Index to the S&P 500 Index because the S&P 500 Index is a broader based securities index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).